Financial Instruments (Details 2) - Liquidity risk [member] R$ in Thousands	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	R$ 26,794,494
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	2,114,059
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	546,658
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	3,375,539
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	12,792,359
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	7,965,879
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	6,765,388
Loans And Financing [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	39,138
Loans And Financing [Member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	176,621
Loans And Financing [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	474,493
Loans And Financing [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	3,593,649
Loans And Financing [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	2,481,487
Debentures [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	11,094,116
Debentures [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	95,407
Debentures [Member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	42,366
Debentures [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	1,928,303
Debentures [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	6,695,007
Debentures [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	2,333,033
Payable Related To Concession [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	2,884,071
Payable Related To Concession [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	9,674
Payable Related To Concession [Member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	19,371
Payable Related To Concession [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	87,865
Payable Related To Concession [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	508,869
Payable Related To Concession [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	2,258,292
Accounts Payable To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	2,215,470
Accounts Payable To Suppliers [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	1,919,501
Accounts Payable To Suppliers [Member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	206,735
Accounts Payable To Suppliers [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	23,031
Accounts Payable To Suppliers [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	66,203
Accounts Payable To Suppliers [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	(0)
Ordinary financing of taxes with the federal tax authorities
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	2,110,960
Ordinary financing of taxes with the federal tax authorities | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	(0)
Ordinary financing of taxes with the federal tax authorities | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	(0)
Ordinary financing of taxes with the federal tax authorities | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	387,721
Ordinary financing of taxes with the federal tax authorities | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	1,365,327
Ordinary financing of taxes with the federal tax authorities | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	357,912
Special Tax Regularization Program Pert [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	512,966
Special Tax Regularization Program Pert [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	4,776
Special Tax Regularization Program Pert [Member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	9,665
Special Tax Regularization Program Pert [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	45,279
Special Tax Regularization Program Pert [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	282,820
Special Tax Regularization Program Pert [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	170,426
I C M S Installment Payments [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	57,622
I C M S Installment Payments [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	874
I C M S Installment Payments [Member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	1,767
I C M S Installment Payments [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	8,259
I C M S Installment Payments [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	46,722
I C M S Installment Payments [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	(0)
Sectorial Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	522,842
Sectorial Financial Liabilities [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	36,543
Sectorial Financial Liabilities [Member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	74,240
Sectorial Financial Liabilities [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	353,022
Sectorial Financial Liabilities [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	59,037
Sectorial Financial Liabilities [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	(0)
Lease Liability [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	631,059
Lease Liability [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	8,146
Lease Liability [Member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	15,893
Lease Liability [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	67,566
Lease Liability [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	174,725
Lease Liability [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	R$ 364,729